LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 5 – LEASES

The Company’s lease portfolio primarily consists of an office lease. The lease term from is April 17, 2021 to April 16, 2024. On October 13, 2022, the Company terminated the lease early. The Company relocated to a different office space and executed a 12-month lease. The following table summarizes the amounts and location of operating and finance leases on the consolidated balance sheets:

		December 31,
	Balance Sheet Caption	2022	2021
Assets
Operating	Right-of-use assets	$-	$13,812
Finance		-	-
Total lease assets		$-	$13,812
Liabilities
Operating
Current	Lease liabilities – current portion	$-	$5,683
Noncurrent	Lease liabilities – noncurrent portion	-	7,604
Finance
Current		-	-
Noncurrent		-	-
Total lease liabilities		$-	$13,287

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2022	2021
Operating lease cost	$4,461	$7,505
Short-term lease cost	2,005	-
Variable lease cost	-	-
Total lease cost	$6,466	$7,505

The following table presents the weighted-average remaining lease term and weighted-average discount rate for operating and finance leases:

	For the Year Ended December 31,
	2022	2021
Weighted-average remaining lease term (years)
Operating	0.80	2.33
Finance	-	-
Weighted-average discount rate
Operating	-	6.05%
Finance	-	-

The following table presents supplementary cash flow information regarding the company’s leases:

	For the Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating activities	$4,461	$10,907
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$17,183
Reduction of right-of-use assets and lease liabilities for cancelation of old leases	$9,048	$17,964